Information on Subsidiaries	12 Months Ended
Dec. 31, 2025
Information on Subsidiaries [Abstract]
Information on Subsidiaries	37 — Information on Subsidiaries
Composition of the Group
Deutsche Bank AG is the direct or indirect holding company for the Group’s subsidiaries.The Group consists of 539 (2024:
521) consolidated entities, thereof 264 (2024: 229) consolidated structured entities. 309 (2024: 328) of the entities controlled by the Group are directly or indirectly held by the Group at 100% of the ownership interests (share of capital).
Third parties also hold ownership interests in 230 (2024: 193) of the consolidated entities (noncontrolling interests). As of
December 31, 2025, and 2024, one subsidiary has material noncontrolling interests. Noncontrolling interests for all other subsidiaries are neither individually nor cumulatively material to the Group.
Subsidiaries with material noncontrolling interests

	Dec 31, 2025	Dec 31, 2024
DWS Group GmbH & Co. KGaA
Proportion of ownership interests and voting rights held by noncontrolling interests	20.51%	20.51%
Place of business	Global	Global

in € m	Dec 31, 2025	Dec 31, 2024
Net income attributable to noncontrolling interests	191	133
Accumulated noncontrolling interests of the subsidiary	1,544	1,546
Dividends paid to noncontrolling interests	90	250
Summarized financial information:
Total assets	11,775	11,871
Total liabilities	4,295	4,379
Total net revenues	3,155	2,765
Net income (loss)	928	652
Total comprehensive income (loss), net of tax	429	904
Significant restrictions to access or use the Group’s assets
Statutory, contractual or regulatory requirements as well as protective rights of noncontrolling interests might restrict the ability of the Group to access and transfer assets freely to or from other entities within the Group and to settle liabilities of the Group.
The following contractual restrictions impact the Group’s ability to use assets and the table below reflects the volume of those restricted assets:
–The Group has pledged assets to collateralize its obligations under repurchase agreements, securities financing transactions, collateralized loan obligations and for margining purposes for OTC derivative liabilities
–The assets of consolidated structured entities are held for the benefit of the parties that have bought the notes issued by these entities
Restricted assets

	December 31, 2025		December 31, 2024
in € m.	Total assets	Restricted assets	Total assets	Restricted assets
Interest-earning deposits with banks	148,650	49	132,741	31
Financial assets at fair value through profit or loss	519,960	74,127	545,895	62,615
Financial assets at fair value through other comprehensive income	43,644	12,663	42,090	5,969
Loans at amortized cost	478,214	38,440	483,897	41,942
Other	249,405	10,103	186,409	3,206
Total	1,439,873	135,382	1,391,033	113,762
In addition to the above and in line with the regulation on Liquidity Coverage Ratio (Commission Delegated Regulation
(EU) 2015/61), the Group identifies if assets held in third country are subject to restrictions to their free transferability.
The Group identifies the volume of High-Quality Liquid Assets (HQLA) in excess of net cash outflows held in the third countries which are not freely transferable and excludes them from the HQLA. The aggregated amount of such HQLA that are held at entities in third countries and considered restricted is € 20.5 billion as of December 31, 2025
(€ 20.5 billion as of December 31, 2024).